Significant Accounting Policies (Details) - Schedule of computing income (loss) per share and the effect on income (loss) (Parentheticals)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of computing income (loss) per share and the effect on income (loss) [Abstract]
Interest to cumulative preferred stock	6.00%	6.00%	6.00%